Concentrations	12 Months Ended
Dec. 31, 2012
Concentrations
17.	Concentrations:

The Company’s revenue is derived from the following customers:

	2012	2011	2010
COSCON	$281,469	$168,395	$69,502
CSCL Asia	151,658	161,218	158,016
K-Line	76,359	62,519	11,442
HL USA	58,980	57,406	58,432
MOL	42,011	42,165	41,963
Other	50,317	73,907	67,856

	$660,794	$565,610	$407,211